VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.5%
Automobiles & Components: 20.9%
BorgWarner, Inc.	1,900	$92,929
Lucid Group, Inc. * †	14,870	102,454
Rivian Automotive, Inc. * †	6,784	113,021
Tesla, Inc. *	405	106,017
		414,421
Capital Goods: 20.0%
Ameresco, Inc. *	276	13,422
Array Technologies, Inc. *	1,223	27,640
Bloom Energy Corp. * †	1,563	25,555
Donaldson Co., Inc.	983	61,447
Energy Recovery, Inc. *	456	12,745
FuelCell Energy, Inc. * †	3,289	7,104
Hyzon Motors, Inc. *	1,983	1,901
Plug Power, Inc. *	4,868	50,579
Quanta Services, Inc.	519	101,958
SES AI Corp. *	2,482	6,056
Shoals Technologies Group, Inc. *	1,377	35,196
SunPower Corp. * †	1,418	13,896
Sunrun, Inc. *	1,748	31,219
TPI Composites, Inc. *	345	3,578
		392,296
Commercial & Professional Services: 18.7%
Casella Waste Systems, Inc. *	413	37,356
Clean Harbors, Inc. *	438	72,020
Heritage-Crystal Clean, Inc. *	198	7,482
Montrose Environmental Group, Inc. *	244	10,277
Republic Services, Inc.	665	101,858
Stericycle, Inc. *	750	34,830
Waste Management, Inc.	586	101,624
		365,447
Energy: 9.6%
Cheniere Energy, Inc.	647	98,577
Clean Energy Fuels Corp. *	1,807	8,963
Enviva, Inc.	549	5,957
Gevo, Inc. * †	1,923	2,923
Green Plains, Inc. *	483	15,572
New Fortress Energy, Inc. †	1,662	44,508
REX American Resources Corp. *	141	4,908
Tellurian, Inc. * †	4,562	6,432
		187,840

	Number of Shares	Value
Materials: 5.1%
Ecolab, Inc.	539	$100,626
	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 9.3%
Enphase Energy, Inc. *	525	$87,927
First Solar, Inc. *	495	94,095
		182,022
Technology Hardware & Equipment: 1.4%
Itron, Inc. *	368	26,533
Utilities: 14.5%
Altus Power, Inc. *	1,289	6,961
Brookfield Renewable Corp.	1,397	44,033
Clearway Energy, Inc.	668	19,078
IDACORP, Inc.	410	42,066
Montauk Renewables, Inc. *	1,164	8,660
NextEra Energy Partners LP †	720	42,221
NorthWestern Corp.	485	27,529
Ormat Technologies, Inc.	484	38,943
Southwest Gas Holdings, Inc.	578	36,790
Sunnova Energy International, Inc. * †	942	17,248
		283,529
Total Common Stocks (Cost: $1,918,185)		1,952,714

MASTER LIMITED PARTNERSHIP: 0.4% (Cost: $7,927)
Utilities: 0.4%
Suburban Propane Partners LP	515	7,622
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $1,926,112)		1,960,336

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6%
Money Market Fund: 1.6% (Cost: $31,659)
State Street Navigator Securities Lending Government Money Market Portfolio	31,659	31,659
Total Investments: 101.5% (Cost: $1,957,771)		1,991,995
Liabilities in excess of other assets: (1.5)%		(30,231)
NET ASSETS: 100.0%		$1,961,764

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $186,903.
*	Non-income producing

See Notes to Financial Statements

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VANECK GREEN INFRASTRUCTURE ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Industrials	38.6%	$757,744
Consumer Discretionary	21.1	414,422
Utilities	14.9	291,150
Information Technology	10.7	208,554
Energy	9.6	187,840
Materials	5.1	100,626
	100.0%	$1,960,336

See Notes to Financial Statements

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